Shareholder Report, Average Annual Return (Details) LMF4000_Western Asset Intermediate-Term Municipals Fund_Class IS_TSR Annual {Class IS}	12 Months Ended	60 Months Ended	90 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	4.21%	1.41%	2.49%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.40%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent	4.49%	1.17%	2.43%